Goodwill	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
Goodwill

Changes in the carrying value of goodwill by reportable segment and Corporate were as follows:

	Americas(1)	Southern Europe(2)(3)	Northern Europe(3)	APME	Right Management	Corporate(4)	Total(5)
Balance, January 1, 2015	$466.3	$102.5	$309.3	$70.1	$62.1	$64.9	$1,075.2
Goodwill acquired	52.9	2.6	163.3	9.2	—	—	228.0
Currency impact and other	(3.5)	(7.9)	(30.7)	(3.7)	—	—	(45.8)
Balance, December 31, 2015	515.7	97.2	441.9	75.6	62.1	64.9	1,257.4
Goodwill acquired	—	—	22.3	1.5	—	0.6	24.4
Currency impact and other	0.7	(0.2)	(42.3)	(0.1)	—	—	(41.9)
Balance, December 31, 2016	$516.4	$97.0	$421.9	$77.0	$62.1	$65.5	$1,239.9

(1) Balances related to United States were $450.4, $476.9 and $476.5 as of January 1, 2015, December 31, 2015 and December 31, 2016, respectively.
(2) Balances related to France were $76.9, $69.0 and $66.8 as of January 1, 2015, December 31, 2015 and December 31, 2016, respectively. Balances related to Italy were $5.0, $4.5 and $4.4 as of January 1, 2015, December 31, 2015 and December 31, 2016, respectively.
(3) Balance reflects realignment of our organizational structure in Europe as of January 1, 2016. See Note 14 to the Consolidated Financial Statements for further information.
(4) The majority of the Corporate balance as of December 31, 2016 relates to goodwill attributable to our acquisition of Jefferson Wells ($55.5) which is part of the United States reporting unit. For purposes of monitoring our total assets by segment, we do not allocate the Corporate balance to the respective reportable segments. We do, however, include these balances within the appropriate reporting units for our goodwill impairment testing. See the table below for the breakout of goodwill balances by reporting unit.
(5) Balances were net of accumulated impairment loss of $513.4 as of January 1, 2015, December 31, 2015 and December 31, 2016.

Goodwill balances by reporting unit were as follows:

December 31	2016	2015
United States	$532.0	$532.4
Germany	121.4	127.1
Netherlands	110.9	98.7
United Kingdom	81.4	101.1
France	66.8	69.0
Right Management	62.1	62.1
Other reporting units	265.3	267.0
Total goodwill	$1,239.9	$1,257.4